OTHER INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)		50.13%
Plan duration (years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield	U.S. Sovereign Bond yield
Minimum [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	44.43%
Maximum [Member]
IfrsStatementLineItems [Line Items]
Forecast share price volatility (annualized)	47.41%